Statements of Changes in Shareholders' Equity (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			10,800,000
Private Units [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	395,000	395,000	395,000